Nature of Business and Significant Accounting Policies - Schedule of Common Control and Ownership Interest (Details)		6 Months Ended		9 Months Ended
		Jun. 30, 2019		Dec. 31, 2018
Name of Entity		One World Pharma, Inc.
One World Pharma, Inc [Member]
Name of Entity	[1]	One World Pharma, Inc
State of Incorporation	[1]	NV
Relationship		Parent	[1]	Subsidiary	[2]
OWP Ventures, Inc. [Member]
Name of Entity	[3]	OWP Ventures, Inc.
State of Incorporation	[3]	DE
Relationship		Subsidiary	[3]	Parent	[4]
One World Pharma S.A.S. [Member]
Name of Entity	[5]	One World Pharma S.A.S.
State of Incorporation	[5]	F8
Relationship		Subsidiary	[5]	Subsidiary	[6]

[1]	Holding company in the form of a corporation.
[2]	Subsidiary as of December 31, 2018, following November 22, 2018 purchase of 66.2% of the issued and outstanding shares of One World Pharma, Inc. (f/k/a Punto Group, Corp.) by OWP Ventures, Inc. The shares were cancelled and returned to treasury pursuant to a merger on February 21, 2019, by a wholly-owned subsidiary of One World Pharma, Inc. with and into OWP Ventures, Inc. Following the merger, One World Pharma, Inc. is the parent company.
[3]	Holding company in the form of a corporation and wholly-owned subsidiary of One World Pharma, Inc.
[4]	Holding company in the form of a corporation as of December 31, 2018.
[5]	Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogota on July 18, 2017. Its headquarters are located in Bogota.
[6]	Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogota on July 18, 2017. Its sole headquarters is located in Bogota.